Disclosures about oil and natural gas activities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Effects of cash flow hedges not considered in calculating future cash flows	$ 28,156